UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-04356

Franklin California Tax-Free Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000

Date of fiscal year end:  6/30

Date of reporting period: 3/31/16

Item 1. Schedule of Investments.

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, March 31, 2016 (unaudited)
Franklin California Insured Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 99.4%
California 99.4%
ABAG Finance Authority for Nonprofit Corps. Insured Health Facility Revenue, Institute on Aging, Series A,
California Mortgage Insured, 5.65%, 8/15/38	$9,000,000	$9,973,980
ABAG Finance Authority for Nonprofit Corps. Revenue,
Casa de las Campanas Inc., California Mortgage Insured, 6.00%, 9/01/37	11,000,000	13,175,250
Channing House, California Mortgage Insured, 6.00%, 5/15/30	8,495,000	10,148,382
Alameda Corridor Transportation Authority Revenue,
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, 5.25%, 10/01/21	64,660,000	68,601,674
Capital Appreciation, sub. lien, Refunding, Series A, AMBAC Insured, 5.45%, 10/01/25	25,000,000	26,613,000
Alhambra City Elementary School District GO, Capital Appreciation, Election of 1999, Series B, NATL
Insured, zero cpn., 9/01/27	3,035,000	2,153,757
Alisal USD,
GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/32	3,355,000	1,907,351
GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 8/01/33	3,610,000	1,955,718
GO, Capital Appreciation, Election of 2006, Series B, Assured Guaranty, zero cpn., 2/01/34	3,345,000	1,752,546
Alvord USD,
GO, Riverside County, Election of 2007, Series A, AGMC Insured, 5.00%, 8/01/32	9,070,000	9,824,170
GO, Riverside County, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/42	14,690,000	16,403,295
Anaheim City School District GO, Election of 2010, AGMC Insured, 6.25%, 8/01/40	7,500,000	9,165,075
Antioch USD, GO, Election of 2008, School Facilities Improvement No. 1-B, Assured Guaranty, 5.375%,
8/01/36.	3,130,000	3,503,190
Atascadero USD, GO, Election of 2010, Series A, AGMC Insured, 5.00%, 8/01/40	6,235,000	6,983,948
Atwater PFA Wastewater Revenue, AGMC Insured, 6.125%, 5/01/45	4,620,000	5,336,747
Auburn PFA Wastewater Revenue, Assured Guaranty, 5.50%, 6/01/39	1,880,000	2,120,189
Auburn USD,
COP, Refinancing Project, Assured Guaranty, Pre-Refunded, 5.00%, 6/01/38	8,390,000	8,449,653
COP, Refinancing Project, Refunding, Assured Guaranty, 5.00%, 6/01/38	1,610,000	1,619,853
Bakersfield Wastewater Revenue, Series A, AGMC Insured, Pre-Refunded, 5.00%, 9/15/32	10,430,000	11,084,274
Baldwin Park RDA Tax Allocation, Refunding, AGMC Insured, 5.70%, 9/01/25	4,000,000	4,013,160
Baldwin Park USD,
GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, zero cpn., 8/01/28	5,810,000	3,027,242
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/43	5,000,000	5,617,850
Bay Area Toll Authority Toll Bridge Revenue, San Francisco Bay Area, Series S-4, AGMC Insured, 5.125%,
4/01/48.	20,000,000	23,111,400
Beaumont USD,
GO, Capital Appreciation, Election of 2008, Series C, AGMC Insured, zero cpn., 8/01/40	11,000,000	4,011,150
GO, Election of 2008, Series C, AGMC Insured, 5.75%, 8/01/36	6,200,000	7,454,880
Berkeley USD, GO, Election of 2010, Series B, AGMC Insured, 5.375%, 8/01/35	5,090,000	5,903,077
California Infrastructure and Economic Development Bank Revenue, Bay Area Toll Bridges Seismic
Retrofit, first lien, Series A, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/33	8,460,000	11,249,600
California Municipal Finance Authority Senior Living Revenue,
Pilgrim Place in Claremont, Series A, California Mortgage Insured, 5.875%, 5/15/29	2,895,000	3,334,895
Pilgrim Place in Claremont, Series A, California Mortgage Insured, 6.125%, 5/15/39	5,830,000	6,778,075
California School Facilities Financing Authority Revenue, Azusa USD, Series A, AGMC Insured, 5.00%,
8/01/32.	10,000,000	11,223,400
California State Community College Financing Authority Lease Revenue,
College of the Sequoias and Kern Community College District, AGMC Insured, 5.00%, 6/01/30	2,330,000	2,621,227
College of the Sequoias and Kern Community College District, AGMC Insured, 5.125%, 6/01/35	1,250,000	1,400,213
Grossmont-Cuyamaca Palomar and Shasta-Tehama-Trinity Joint Community College District, Series
A, NATL Insured, 5.125%, 4/01/31	880,000	897,266

Quarterly Statement of Investments | See Notes to Statements of Investments. | 1

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Educational Facilities Authority Revenue,
Stanford University, Refunding, Series U-3, 5.00%, 6/01/43.	$16,245,000	$22,324,366
Stanford University, Series U-4, 5.00%, 6/01/43	9,775,000	13,433,098
California State GO,
NATL Insured, 6.00%, 8/01/16	210,000	213,725
NATL Insured, 6.00%, 10/01/21	65,000	66,805
Various Purpose, FGIC Insured, 5.375%, 6/01/26	1,335,000	1,345,413
California State Health Facilities Financing Authority Revenue,
California Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/35	1,000,000	1,176,180
Children’s Hospital Los Angeles, Refunding, Series A, AGMC Insured, 5.25%, 7/01/38	7,000,000	7,916,930
Community Health Facilities, Series A, California Mortgage Insured, 5.80%, 8/01/25	740,000	742,575
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.25%, 2/01/26	5,000,000	6,113,800
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured,
5.00%, 7/01/34	1,000,000	1,177,960
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured,
5.00%, 7/01/39	1,450,000	1,667,268
Northern California Presbyterian Homes and Services Inc., Refunding, California Mortgage Insured,
5.00%, 7/01/44	1,160,000	1,322,818
Sutter Health, Series A, BHAC Insured, 5.00%, 11/15/42	15,000,000	15,365,400
California State Infrastructure and Economic Development Bank Revenue,
Infrastructure State Revolving Fund, Refunding, Series A, 5.00%, 10/01/40	4,015,000	4,717,304
Infrastructure State Revolving Fund, Refunding, Series A, 5.00%, 10/01/43	1,900,000	2,213,481
California State Public School District Financing Authority Lease Revenue, Southern Kern USD, Series B,
AGMC Insured, ETM, 5.90%, 9/01/26	1,615,000	2,042,894
California State University Revenue, Systemwide, Series A, AGMC Insured, 5.00%, 11/01/33	5,000,000	5,377,000
California Statewide CDA,
COP, NATL Insured, 5.00%, 4/01/18	1,900,000	1,903,914
COP, Refunding, California Mortgage Insured, 5.75%, 8/01/21	400,000	401,532
MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 5.10%, 7/20/50	10,000,000	10,755,700
California Statewide CDA Revenue,
Adventist Health System/West, Series B, Assured Guaranty, 5.00%, 3/01/37	16,705,000	17,720,831
Catholic Healthcare West, Series K, Assured Guaranty, 5.50%, 7/01/41	17,000,000	17,826,880
Enloe Medical Center, Series B, California Mortgage Insured, Pre-Refunded, 6.25%, 8/15/28	17,215,000	19,443,998
Henry Mayo Newhall Memorial, Refunding, Series A, AGMC Insured, 5.25%, 10/01/43	3,000,000	3,452,310
Henry Mayo Newhall Memorial, Series B, AMBAC Insured, Pre-Refunded, 5.05%, 10/01/28	7,825,000	8,636,765
Methodist Hospital of Southern California Project, FHA Insured, Pre-Refunded, 6.75%, 2/01/38	17,765,000	21,139,284
Poway RHF Housing Inc., Series A, California Mortgage Insured, 5.25%, 11/15/35	2,000,000	2,374,420
The Redwoods Project, Refunding, California Mortgage Insured, 5.125%, 11/15/35	2,000,000	2,318,180
The Redwoods Project, Refunding, California Mortgage Insured, 5.375%, 11/15/44	7,250,000	8,365,702
Refunding, Series A, California Mortgage Insured, 5.00%, 8/01/21	860,000	862,752
St. Joseph Health System, Series E, AGMC Insured, 5.25%, 7/01/47	20,000,000	21,539,000
Sutter Health, Series C, AGMC Insured, 5.05%, 8/15/38	15,000,000	16,270,650
Carlsbad USD,
COP, Series A, Assured Guaranty, 5.00%, 10/01/34	14,000,000	15,674,680
COP, Series A, Assured Guaranty, 5.00%, 10/01/41	3,880,000	4,302,183
Castaic USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/33.	1,000,000	1,132,040
Castro Valley USD, COP, Solar Projects, AGMC Insured, 5.00%, 9/01/32	2,620,000	2,991,909
Centinela Valley UHSD, GO, County of Los Angeles, Election of 2010, Series B, AGMC Insured, 5.00%,
8/01/50.	3,850,000	4,262,219

|2

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Central USD,
GO, Election of 2008, Series A, Assured Guaranty, 5.50%, 8/01/29	$3,000,000	$3,416,730
GO, Election of 2008, Series A, Assured Guaranty, 5.625%, 8/01/33	3,500,000	3,988,110
Charter Oak USD, GO, Election of 2012, Refunding, Series A, AGMC Insured, 5.00%, 8/01/40	5,000,000	5,711,600
Chico PFAR, Merged Redevelopment Project Area, NATL Insured, 5.125%, 4/01/24	2,790,000	2,792,846
Coachella Valley USD,
GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/36	8,000,000	3,663,760
GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/37	8,000,000	3,488,960
GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/40	7,500,000	2,835,075
GO, Capital Appreciation, Election of 2005, Series C, AGMC Insured, zero cpn., 8/01/43	10,000,000	3,249,000
College of the Sequoias Tulare Area ID No. 3 GO, Election of 2008, Series A, Assured Guaranty, 5.50%,
8/01/33.	5,000,000	5,677,050
College of the Sequoias Visalia Area ID No. 2 GO,
Election of 2008, Series A, Assured Guaranty, 5.50%, 8/01/33	5,750,000	6,526,595
Election of 2008, Series B, AGMC Insured, 5.00%, 8/01/39	3,000,000	3,330,060
Colton Joint USD,
GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/42	16,365,000	5,364,120
GO, San Bernardino and Riverside Counties, Election of 2008, Series A, Assured Guaranty, 5.375%,
8/01/34	10,665,000	12,010,283
Coronado CDA Tax Allocation, Community Development Project, NATL Insured, 5.375%, 9/01/26	2,700,000	2,708,910
Corona-Norco USD,
GO, Capital Appreciation, Refunding, Series B, AGMC Insured, zero cpn., 3/01/25	1,400,000	1,161,314
GO, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/23	2,320,000	2,022,762
GO, Capital Appreciation, Series B, AGMC Insured, zero cpn., 9/01/24	2,620,000	2,216,441
GO, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/25	4,655,000	3,803,321
GO, Capital Appreciation, Series C, NATL Insured, zero cpn., 9/01/26	6,080,000	4,733,645
GO, Election of 2006, Series B, Assured Guaranty, 5.375%, 2/01/34	12,000,000	13,178,640
GO, Election of 2006, Series C, AGMC Insured, 5.50%, 8/01/39	7,500,000	8,523,450
Covina PFA Wastewater Revenue, Assured Guaranty, 5.375%, 10/01/29	6,550,000	7,464,773
Covina PFA Water Revenue, AGMC Insured, 5.50%, 10/01/40	3,500,000	4,060,945
Delano USD, COP, Refinancing Project, NATL Insured, 5.125%, 1/01/22	1,620,000	1,818,758
Desert Sands USD, COP, Financing Project, AGMC Insured, Pre-Refunded, 5.75%, 3/01/24	10,000,000	10,954,200
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/36	11,405,000	13,673,340
Alameda and Contra Costa Counties, Refunding, Series A-2, 5.00%, 6/01/38	12,060,000	15,949,229
East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A, 5.00%,
6/01/36.	7,355,000	8,844,461
El Monte UHSD, GO, Election of 2008, Series A, Assured Guaranty, Pre-Refunded, 5.50%, 6/01/34	11,355,000	12,991,596
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/38	1,500,000	1,699,515
Elsinore Valley Municipal Water District COP, Series A, BHAC Insured, Pre-Refunded, 5.00%, 7/01/29	7,245,000	7,929,000
Escondido UHSD,
COP, AGMC Insured, 5.00%, 6/01/33	3,500,000	3,919,580
COP, AGMC Insured, 5.00%, 6/01/37	2,500,000	2,775,425
Fairfax Elementary School District GO, Election of 2010, AGMC Insured, 5.75%, 11/01/40	2,250,000	2,699,347
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.50% thereafter,
1/15/31	35,000,000	30,177,350
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/15/24, 5.625% thereafter,
1/15/32	37,260,000	32,041,737
Refunding, Series A, AGMC Insured, 5.00%, 1/15/42	10,000,000	11,092,100
Fort Bragg USD, GO, Election of 2008, AGMC Insured, 5.125%, 8/01/41	4,380,000	4,834,513

|3

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Fowler USD,
GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/41	$3,095,000	$1,051,279
GO, Capital Appreciation, Election of 2004, Series C, AGMC Insured, zero cpn., 8/01/42	3,005,000	970,555
GO, Election of 2004, Series C, AGMC Insured, 5.25%, 8/01/39	3,555,000	4,053,198
Franklin-McKinley School District GO, Santa Clara County, Election of 2010, Series C, BAM Insured,
5.00%, 8/01/44	5,000,000	5,545,250
Fresno USD,
GO, Refunding, Series C, NATL Insured, 5.90%, 2/01/20	2,065,000	2,402,070
GO, Refunding, Series C, NATL Insured, 5.90%, 8/01/22	3,000,000	3,603,000
Fullerton School District Financing Authority Special Tax Revenue, senior lien, Refunding, Series A, AGMC
Insured, 5.00%, 9/01/31	2,500,000	2,889,000
Fullerton School District GO, Capital Appreciation, Series A, NATL Insured, zero cpn., 8/01/23	3,030,000	2,630,555
Glendora PFAR Tax Allocation, Project No. 1, Refunding, Series A, NATL Insured, 5.00%, 9/01/24	5,000,000	5,002,050
Grossmont UHSD,
GO, Capital Appreciation, Election of 2004, AGMC Insured, zero cpn., 8/01/24	5,110,000	4,220,962
GO, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/33	1,440,000	1,633,810
GO, Election of 2008, Series A, AGMC Insured, Pre-Refunded, 5.25%, 8/01/33	7,510,000	8,582,128
Hawthorne School District GO, Election of 2008, Series A, Assured Guaranty, 5.00%, 8/01/34	1,000,000	1,109,560
Hayward USD, GO, Capital Appreciation, Election of 2008, Series A, AGMC Insured, Pre-Refunded, zero
cpn., 8/01/38.	9,875,000	2,581,128
Huntington Beach UHSD, COP, Adult Education Project, AGMC Insured, 5.25%, 9/01/39.	2,000,000	2,263,740
Indian Wells Valley Water District COP,
Refunding, Assured Guaranty, 5.125%, 10/01/32	1,690,000	1,852,781
Refunding, Assured Guaranty, 5.25%, 10/01/39	7,590,000	8,310,822
Irvine USD Special Tax, CFD No. 01-1, Refunding, BAM Insured, 5.00%, 9/01/38	7,000,000	8,122,450
Jefferson UHSD San Mateo County GO,
Refunding, Series A, NATL Insured, 6.45%, 8/01/25.	3,045,000	3,898,605
Refunding, Series A, NATL Insured, 6.45%, 8/01/29.	3,075,000	4,101,127
Jurupa PFA Special Tax Revenue,
Refunding, Series A, AGMC Insured, 5.25%, 9/01/42	3,250,000	3,709,095
Series A, AGMC Insured, 5.125%, 9/01/37	4,000,000	4,560,600
Jurupa PFAR, superior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/30	4,000,000	4,547,000
La Habra COP, Park La Habra and Viewpark Refinancing Project, Refunding, Series A, AGMC Insured,
5.25%, 9/01/40	7,900,000	9,002,524
La Mirada RDA Tax Allocation, Merged Project Area, Refunding, Series A, AGMC Insured, 5.00%, 8/15/28 .	1,855,000	2,121,304
Lake Elsinore USD, COP, School Facilities Project Funding Program, AGMC Insured, 5.00%, 6/01/42	10,000,000	10,889,800
Lake Tahoe USD, GO, Election of 2008, AGMC Insured, 5.375%, 8/01/29	10,000,000	11,334,600
Lakeside USD San Diego County GO, Capital Appreciation, Election of 2008, Series B, zero cpn., 8/01/45 .	11,540,000	3,513,699
Lancaster School District GO,
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 8/01/25	5,495,000	4,251,976
Capital Appreciation, Election of 1999, NATL Insured, zero cpn., 7/01/26	5,965,000	4,437,542
Lawndale RDA Tax Allocation, Economic Revitalization Project, Assured Guaranty, 5.50%, 8/01/44	6,085,000	6,813,983
Lemon Grove School District GO, Election of 2008, Series A, Assured Guaranty, 5.125%, 8/01/33	2,100,000	2,353,029
Live Oak School District COP,
Assured Guaranty, 5.50%, 8/01/29	1,245,000	1,409,240
Assured Guaranty, 5.875%, 8/01/34	2,270,000	2,587,460
Assured Guaranty, 5.875%, 8/01/39	2,750,000	3,122,130
Lodi Electric System Revenue COP, Series A, Assured Guaranty, 5.00%, 7/01/32	18,960,000	20,458,978
Los Angeles Department of Airports Revenue, Los Angeles International Airport, Senior, Series D, 5.00%,
5/15/40.	30,000,000	34,312,500
Los Angeles Mortgage Revenue, FHA Insured Mortgage Loans, Section 8 Assisted Projects, Refunding,
Series 1, NATL Insured, 6.50%, 7/01/22	420,000	420,428

|4

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Los Angeles USD,
GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/27	$5,000,000	$5,258,300
GO, Election of 2004, Series H, AGMC Insured, 5.00%, 7/01/28	5,000,000	5,251,950
GO, Election of 2005, Series E, AGMC Insured, 5.00%, 7/01/27	5,800,000	6,099,628
McFarland PFAR, Water and Wastewater Financing Projects, Series A, AGMC Insured, 5.00%, 10/01/40	5,115,000	5,703,123
Mendocino-Lake Community College District GO, Election of 2006, Series B, AGMC Insured, 5.125%,
8/01/41.	7,500,000	8,491,125
Montebello USD, GO, Election of 2004, AGMC Insured, Pre-Refunded, 5.00%, 8/01/33	2,700,000	2,962,980
Monterey Peninsula USD, GO, Election of 2010, Series A, AGMC Insured, 5.75%, 8/01/41	17,500,000	20,933,850
Moorpark USD,
COP, Refunding, Assured Guaranty, 5.625%, 11/01/28	2,180,000	2,530,435
GO, Capital Appreciation, Election of 2008, Series A, Assured Guaranty, zero cpn., 8/01/32	5,870,000	3,310,504
Northern California Public Power Agency Revenue, AMBAC Insured, Pre-Refunded, 7.50%, 7/01/23	3,200,000	3,957,952
Oak View USD, GO, AGMC Insured, 5.00%, 8/01/49	1,895,000	1,971,710
Oceanside USD,
GO, Capital Appreciation, Election of 2008, Refunding, Series A, Assured Guaranty, 5.25%, 8/01/33	5,000,000	5,455,050
GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/38	10,590,000	4,471,522
GO, Capital Appreciation, Election of 2008, Series B, AGMC Insured, zero cpn., 8/01/39	7,860,000	3,163,964
Orange Special Tax, CFD No. 06-1, Del Rio Public Inprovements, Refunding, AGMC Insured, 5.00%,
10/01/40	7,500,000	8,538,000
Paramount USD,
GO, Los Angeles County, Election of 2006, AGMC Insured, 5.00%, 8/01/46	11,270,000	12,289,597
GO, Los Angeles County, Election of 2006, BAM Insured, 5.00%, 8/01/48	2,450,000	2,672,239
Patterson Joint USD,
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/22	1,900,000	1,622,809
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/23	1,985,000	1,634,628
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/24	2,075,000	1,631,552
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001, Series A, NATL
Insured, zero cpn., 8/01/26	2,265,000	1,630,460
GO, Stanislaus and Santa Clara Counties, Capital Appreciation, Election of 2001. Series A, NATL
Insured, zero cpn., 8/01/25	2,170,000	1,633,468
Peralta Community College District GO, Election of 2006, Series B, AGMC Insured, Pre-Refunded, 5.00%,
8/01/24.	6,000,000	6,341,340
Perris CFD No. 93-1 Special Tax, Series A, AMBAC Insured, 5.125%, 8/15/23	3,610,000	3,612,780
Perris School District COP, School Facility Bridge Funding Program, AGMC Insured, 5.50%, 9/01/34	4,000,000	4,647,080
Perris UHSD, GO, Election of 2012, Series A, AGMC Insured, 5.00%, 9/01/42	5,000,000	5,603,100
Pittsburg USD Financing Authority Revenue, Board Program, AGMC Insured, 5.50%, 9/01/46	9,980,000	11,727,498
Pleasanton USD, COP, Refunding, AGMC Insured, 5.00%, 8/01/29	4,000,000	4,526,320
Pomona USD,
GO, Election of 2008, Series A, Assured Guaranty, 5.25%, 8/01/33	5,675,000	6,365,988
GO, Election of 2008, Series C, AGMC Insured, 5.25%, 8/01/40	16,000,000	18,325,280
Richmond Joint Powers Financing Authority Lease Revenue, Civic Center Project, Refunding, Assured
Guaranty, 5.875%, 8/01/37	24,000,000	27,465,600
Rio Hondo Community College District GO, Capital Appreciation, Election of 2004, Series C, zero cpn.,
8/01/35.	10,000,000	5,163,700
Ripon USD, GO, Capital Appreciation, Election of 2012, Refunding, Series A, BAM Insured, zero cpn. to
8/01/18, 5.00% thereafter, 8/01/42	3,020,000	2,942,658
Riverside Electric Revenue, Issue D, AGMC Insured, 5.00%, 10/01/38.	5,310,000	5,756,943

|5

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Rohnert Park Community Development Commission Tax Allocation Revenue,
Redevelopment Project, Series R, NATL Insured, 5.00%, 8/01/37	$3,620,000	$3,666,915
Redevelopment Project, Series R, NATL Insured, ETM, 5.00%, 8/01/37	1,380,000	1,439,450
Sacramento Area Flood Control Agency Special Assessment,
Consolidated, Capital AD, Refunding, Series A, Assured Guaranty, 5.00%, 10/01/32	5,000,000	5,286,400
Subordinate, Capital AD No. 2, FGIC Insured, 5.80%, 11/01/16	150,000	150,561
Sacramento County Airport System Revenue, Senior, Series B, Assured Guaranty, 5.50%, 7/01/34	16,320,000	17,895,859
Salida Area Public Facilities Financing Agency No. 88 Special Tax, Refunding, AGMC Insured, 5.00%,
9/01/30.	5,435,000	6,296,556
San Bernardino County SFMR, Capital Appreciation, Series A, GNMA Secured, ETM, zero cpn., 5/01/22	23,600,000	17,508,840
San Buenaventura Public Facilities Financing Authority Waste Water Revenue, Series C, 5.00%, 1/01/39	8,500,000	9,805,430
San Buenaventura Public Facilities Financing Authority Water Revenue, Series C, 5.00%, 1/01/44	8,555,000	9,646,532
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, 5.00%, 11/01/36	5,000,000	5,941,900
San Gabriel USD,
GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	3,530,000	2,582,725
GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 2/01/27	1,850,000	1,320,493
San Jacinto USD, COP, Refunding, AGMC Insured, 5.125%, 9/01/30.	4,375,000	4,976,475
San Joaquin Delta Community College District GO,
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/31	10,475,000	4,802,264
Capital Appreciation, Election of 2004, Series B, AGMC Insured, zero cpn., 8/01/32	15,185,000	6,561,287
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue, Capital Appreciation, Refunding,
Series A, NATL Insured, zero cpn., 1/15/26	13,155,000	9,209,684
San Jose RDA Tax Allocation, Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%,
8/01/31.	15,470,000	15,812,815
San Luis Obispo County Financing Authority Revenue, Refunding, Series A, BAM Insured, 5.00%, 9/01/37 .	10,000,000	11,566,100
San Marcos School Financing Authority Lease Revenue, AGMC Insured, 5.00%, 8/15/40	15,635,000	17,199,282
San Marino USD, GO, Capital Appreciation, Election of 2000, Series A, NATL Insured, zero cpn., 7/01/25 .	6,080,000	5,017,398
Sanger Financing Authority Wastewater Revenue,
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/35	2,360,000	2,651,932
Fresno County, Subordinate, AGMC Insured, 5.00%, 6/15/43	3,225,000	3,547,371
Sanger Financing Authority Water Revenue, Fresno County, AGMC Insured, 5.00%, 6/15/43	2,930,000	3,242,572
Santa Ana USD, COP, Financing Project, Capital Appreciation, AGMC Insured, zero cpn., 4/01/24	14,245,000	10,871,357
Santa Clara County Financing Authority Revenue, El Camino Hospital, Series B, AMBAC Insured,
Pre-Refunded, 5.125%, 2/01/41	11,545,000	12,228,695
Santee School District GO,
Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/31.	6,845,000	7,239,135
Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/38	1,000,000	1,079,090
Election of 2006, Series B, Assured Guaranty, 5.00%, 8/01/48	5,250,000	5,498,062
Saugus/Hart School Facilities Financing Authority Lease Revenue,
Series A, AGMC Insured, 5.00%, 9/01/35	2,000,000	2,249,980
Series A, AGMC Insured, 5.00%, 9/01/40	1,500,000	1,651,530
Snowline Joint USD, COP, Refinancing Project, Refunding, Assured Guaranty, 5.00%, 9/01/34	13,390,000	14,949,533
Southern California Water Replenishment District Revenue COP, Pre-Refunded, 5.00%, 8/01/41	10,000,000	12,016,300
Southern Mono Health Care District GO,
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/28	2,340,000	1,426,019
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/29	2,440,000	1,409,832
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/30	2,550,000	1,390,362
Capital Appreciation, Election of 2001, Series A, NATL Insured, zero cpn., 8/01/31	2,660,000	1,375,699
Stanislaus USD,
GO, Election of 2008, Series A, Assured Guaranty, 5.625%, 8/01/33	4,140,000	4,717,364
GO, Election of 2008, Series B, AGMC Insured, Pre-Refunded, 5.125%, 8/01/41.	3,400,000	4,058,886

|6

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Insured Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Sulphur Springs USD,
COP, AGMC Insured, ETM, 6.50%, 12/01/37	$3,610,000	$4,419,326
COP, Refunding, AGMC Insured, 6.50%, 12/01/37	11,390,000	14,754,264
Truckee PFA Tax Allocation Revenue,
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.00%, 9/01/30	1,255,000	1,429,483
Truckee Redevelopment Project Loan, Series A, AGMC Insured, 5.375%, 9/01/37.	5,000,000	5,735,450
Tulare County Board of Education COP,
Capital Improvement Projects, BAM Insured, 5.375%, 5/01/33.	3,185,000	3,721,163
Capital Improvement Projects, BAM Insured, 5.50%, 5/01/38	8,305,000	9,717,016
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, 5.00%, 9/01/30	2,125,000	2,420,439
Orange County, Housing, AGMC Insured, 5.25%, 9/01/39	3,250,000	3,700,612
Union Elementary School District GO,
Capital Appreciation, Series A, NATL Insured, zero cpn., 9/01/24	2,000,000	1,627,100
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/25	5,500,000	4,313,650
Capital Appreciation, Series B, NATL Insured, zero cpn., 9/01/26	5,850,000	4,420,903
University of California Revenue, Limited Project, Series D, NATL Insured, Pre-Refunded, 5.00%, 5/15/37 .	6,460,000	6,559,226
Val Verde USD,
COP, Refunding, Series A, Assured Guaranty, 5.125%, 3/01/36	7,020,000	7,656,925
GO, Capital Appreciation, Election of 2008, Refunding, Series B, AGMC Insured, zero cpn., 8/01/34	1,000,000	959,320
GO, Riverside County, Election of 2012, Refunding, Series B, BAM Insured, 5.00%, 8/01/44.	15,000,000	17,044,200
Vista RDA Successor Agency Tax Allocation, Vista Redevelopment Project, Refunding, Series B-1, AGMC
Insured, 5.00%, 9/01/37	3,020,000	3,509,029
Vista USD,
GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 8/01/26	7,150,000	5,377,014
GO, Capital Appreciation, Series A, AGMC Insured, zero cpn., 2/01/27	4,795,000	3,522,551
Weaver USD, GO, Capital Appreciation, Election of 2006, Series C, AMBAC Insured, zero cpn., 8/01/47	18,685,000	3,589,202
West Contra Costa USD, GO, Contra Costa County, Refunding, Assured Guaranty, 5.25%, 8/01/29	2,500,000	2,836,625
West Hills Community College District School Facilities ID No. 3 GO, Election of 2008, Series B, AGMC
Insured, 6.50%, 8/01/41	4,000,000	4,913,440
West Kern Community College District COP, AMBAC Insured, Pre-Refunded, 5.375%, 11/01/28.	5,615,000	5,885,868
West Sacramento Area Flood Control Agency Assessment Revenue,
AGMC Insured, 5.00%, 9/01/40	3,000,000	3,430,290
AGMC Insured, 5.00%, 9/01/45	7,500,000	8,491,125
Western Placer USD, COP, Refinancing Project, AGMC Insured, 5.20%, 11/01/41	1,000,000	1,103,990
Western Riverside County Water and Wastewater Finance Authority Revenue,
Western Municipal Water District Improvement, Assured Guaranty, 5.50%, 9/01/34	1,750,000	1,989,663
Western Municipal Water District Improvement, Assured Guaranty, 5.625%, 9/01/39	2,500,000	2,835,750
Wiseburn School District GO,
Election of 2010, Series A, AGMC Insured, 5.75%, 8/01/40	9,215,000	10,776,205
Election of 2010, Series B, AGMC Insured, 5.625%, 5/01/41.	10,000,000	11,815,700
Woodside Elementary School District GO, Election of 2005, NATL Insured, Pre-Refunded, 5.00%,
10/01/29	4,435,000	4,534,078
Yosemite Community College District GO, Election of 2004, Series C, AGMC Insured, Pre-Refunded,
5.00%, 8/01/32	5,000,000	5,487,000
Total Municipal Bonds (Cost $1,463,485,712) 99.4%		1,678,566,377
Other Assets, less Liabilities 0.6%		10,931,947
Net Assets 100.0%		$1,689,498,324

See Abbreviations on page 23.

|7

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, March 31, 2016 (unaudited)
Franklin California Intermediate-Term Tax-Free Income Fund
	Principal
	Amount	Value

Municipal Bonds 98.0%
California 95.7%
ABAG Finance Authority for Nonprofit Corps. Insured Senior Living Revenue,
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/23 .	$1,000,000	$1,213,650
Odd Fellows Home of California, Refunding, Series A, California Mortgage Insured, 5.00%, 4/01/24 .	1,000,000	1,199,090
ABAG Finance Authority for Nonprofit Corps. Revenue,
Channing House, California Mortgage Insured, 5.00%, 5/15/20	1,775,000	1,920,727
Episcopal Senior Communities, Refunding, 5.25%, 7/01/22	6,520,000	7,600,560
The Jackson Laboratory, Refunding, 5.00%, 7/01/21	1,000,000	1,169,640
The Jackson Laboratory, Refunding, 5.00%, 7/01/22	820,000	974,709
The Jackson Laboratory, Refunding, 5.00%, 7/01/23	460,000	548,283
The Jackson Laboratory, Refunding, 5.00%, 7/01/24	1,000,000	1,186,070
Alameda Corridor Transportation Authority Revenue, Capital Appreciation, sub. lien, Refunding, Series A,
AMBAC Insured, zero cpn., 10/01/17	10,000,000	9,723,800
Antelope Valley Community College District GO, Los Angeles and Kern Counties, Refunding, Series A,
5.00%, 8/01/25	4,210,000	5,265,279
Arcadia USD, GO, Capital Appreciation, Election of 2006, Series A, AGMC Insured, zero cpn., 8/01/22	4,065,000	3,083,059
Baldwin Park USD, GO, Los Angeles County, Capital Appreciation, Election of 2006, AGMC Insured, zero
cpn., 8/01/24	5,265,000	3,549,400
Banning Utility Authority Water Enterprise Revenue, Improvement Projects, NATL Insured, Pre-Refunded,
5.00%, 11/01/21	1,080,000	1,107,605
Bay Area Toll Authority Toll Bridge Revenue,
San Francisco Bay Area, Refunding, Series F-1, 5.00%, 4/01/22	15,000,000	18,216,750
San Francisco Bay Area, Series F, Pre-Refunded, 5.00%, 4/01/24	3,000,000	3,000,000
Bonita Canyon Public Facilities Financing Authority Special Tax,
CFD No. 98-1, Refunding, 5.00%, 9/01/26	1,000,000	1,050,830
CFD No. 98-1, Refunding, 5.00%, 9/01/28	2,000,000	2,101,660
Burbank USD, GO, Capital Appreciation, Election of 1997, Series C, NATL Insured, zero cpn., 8/01/16	4,670,000	4,658,745
California Community College Financing Authority Lease Revenue, Coast Community College District,
Series A, Pre-Refunded, 5.00%, 6/01/26.	1,220,000	1,455,118
California Infrastructure and Economic Development Bank Revenue, Broad Museum Project, Series A,
5.00%, 6/01/21	5,000,000	5,966,350
California State Department of Water Resources Power Supply Revenue,
Refunding, Series H, 5.00%, 5/01/22	2,155,000	2,340,158
Refunding, Series H, AGMC Insured, 5.00%, 5/01/22	5,000,000	5,429,600
Refunding, Series L, 5.00%, 5/01/22.	4,440,000	5,135,393
Refunding, Series N, 5.00%, 5/01/21	10,845,000	12,914,118
Series H, AGMC Insured, 5.00%, 5/01/17	10,420,000	10,908,073
Series H, Pre-Refunded, 5.00%, 5/01/22	5,245,000	5,700,214
Series L, Pre-Refunded, 5.00%, 5/01/22	7,560,000	8,757,126
California State Department of Water Resources Water System Revenue,
Central Valley Project, Refunding, Series AE, 5.00%, 12/01/26	140,000	152,382
Central Valley Project, Refunding, Series AM, 5.00%, 12/01/23	10,000,000	12,381,400
Central Valley Project, Refunding, Series AM, 5.00%, 12/01/24	8,495,000	10,433,814
Central Valley Project, Refunding, Series AM, 5.00%, 12/01/25	5,000,000	6,118,450
Central Valley Project, Refunding, Series AS, 5.00%, 12/01/24	11,125,000	14,139,875
Central Valley Project, Refunding, Series AS, 5.00%, 12/01/25	6,130,000	7,757,331
Central Valley Project, Refunding, Series AS, 5.00%, 12/01/26	22,500,000	28,266,975
Central Valley Project, Series AE, Pre-Refunded, 5.00%, 12/01/26	4,860,000	5,302,989
California State Educational Facilities Authority Revenue,
Chapman University, Refunding, 5.00%, 4/01/25	5,000,000	5,788,600
Stanford University, Refunding, Series U-5, 5.00%, 5/01/21	40,000,000	47,740,400
University of San Francisco, 5.00%, 10/01/21	3,000,000	3,556,470

Quarterly Statement of Investments | See Notes to Statements of Investments. | 8

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State GO,
5.25%, 6/01/16	$515,000	$518,899
Refunding, 5.00%, 2/01/22	15,000,000	18,102,150
Refunding, 5.25%, 9/01/22	16,330,000	20,191,392
Refunding, 5.00%, 10/01/22	15,785,000	19,320,051
Various Purpose, Refunding, 5.00%, 12/01/27	5,000,000	6,143,350
Various Purpose, Refunding, 5.00%, 12/01/28	5,000,000	6,111,350
California State Health Facilities Financing Authority Revenue,
California Nevada Methodist Homes, Refunding, California Mortgage Insured, 5.00%, 7/01/30	1,825,000	2,202,592
Cedars-Sinai Medical Center, Refunding, 5.00%, 11/15/30	3,000,000	3,691,920
Community Program for Persons with Developmental Disabilities, Series A, California Mortgage
Insured, 6.00%, 2/01/24	2,000,000	2,424,380
Marshall Medical Center, Refunding, California Mortgage Insured, 5.00%, 11/01/33	1,000,000	1,177,450
Providence Health & Services, Series C, Pre-Refunded, 5.75%, 10/01/19	1,440,000	1,616,069
Providence Health & Services, Series C, Pre-Refunded, 6.00%, 10/01/20	1,500,000	1,692,630
Scripps Health, Series A, 5.00%, 10/01/22	4,600,000	5,078,768
Sutter Health, Series A, 5.00%, 11/15/29	1,000,000	1,232,580
Sutter Health, Series A, 5.00%, 11/15/30	1,000,000	1,226,770
Sutter Health, Series A, 5.00%, 11/15/31	1,500,000	1,828,620
California State Infrastructure and Economic Development Bank Revenue, Infrastructure State Revolving
Fund, Refunding, Series A, 5.00%, 10/01/32	2,915,000	3,571,371
California State Municipal Finance Authority COP,
Community Hospitals of Central California, 5.00%, 2/01/18	4,390,000	4,671,618
Community Hospitals of Central California, 5.00%, 2/01/19	3,860,000	4,210,565
Community Hospitals of Central California, 5.00%, 2/01/20	1,600,000	1,746,704
Community Hospitals of Central California, 5.00%, 2/01/21	1,600,000	1,744,864
Community Hospitals of Central California, Refunding, 5.00%, 2/01/17.	4,025,000	4,157,463
Community Hospitals of Central California, Refunding, 5.00%, 2/01/19.	2,590,000	2,674,356
California State Municipal Finance Authority Revenue,
Community Medical Centers, Series A, 5.00%, 2/01/26.	2,010,000	2,414,372
Community Medical Centers, Series A, 5.00%, 2/01/28.	1,500,000	1,776,930
Harbor Regional Center Project, Refunding, 5.00%, 11/01/26	1,085,000	1,321,856
Inland Regional Center Project, Refunding, 5.00%, 6/15/21	1,435,000	1,673,339
Inland Regional Center Project, Refunding, 5.00%, 6/15/23	1,580,000	1,898,449
Inland Regional Center Project, Refunding, 5.00%, 6/15/32	6,625,000	7,717,264
Kern Regional Center Project, Series A, 6.00%, 5/01/19	925,000	1,004,125
Kern Regional Center Project, Series A, 6.875%, 5/01/25	1,500,000	1,749,555
Loma Linda University, 5.00%, 4/01/24	1,180,000	1,226,327
South Central Los Angeles Regional Center Project, Community Impact Development, 5.25%,
12/01/27	3,990,000	4,523,942
California State Public Works Board Lease Revenue,
California State University Projects, Series B-1, 5.375%, 3/01/25	2,500,000	2,863,050
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series A, 5.00%,
9/01/26	10,000,000	12,380,100
Department of Corrections and Rehabilitation, Various Correctional Facilities, Series D, 5.00%,
9/01/26	6,835,000	8,461,798
Department of Forestry and Fire Protection, Series A, 4.875%, 10/01/18	980,000	983,067
Department of General Services, Buildings 8 and 9, Series A, 5.75%, 4/01/23	4,000,000	4,537,800
Department of General Services, Buildings 8 and 9, Series A, 6.00%, 4/01/24	6,605,000	7,533,069
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 5.50%,
11/01/25	4,725,000	5,485,536

|9

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
California State Public Works Board Lease Revenue, (continued)
Trustees of the California State University, J. Paul Leonard and Sutro Library, Series J, 5.50%,
11/01/26	$1,000,000	$1,159,810
Trustees of the California State University, Various California State University Projects, Series D,
5.00%, 9/01/25	2,920,000	3,533,988
Trustees of the California State University, Various California State University Projects, Series D,
5.00%, 9/01/26	4,650,000	5,611,992
Various Capital Projects, Series A, Sub Series A-1, 5.25%, 3/01/22	7,475,000	8,568,069
Various Capital Projects, Series G, Sub Series G-1, 5.25%, 10/01/18	5,605,000	6,211,069
Various Capital Projects, Series G, Sub Series G-1, 5.00%, 10/01/20	6,405,000	7,245,912
Various Capital Projects, Series G, Sub Series G-1, 5.125%, 10/01/22	14,555,000	16,485,284
California State University Revenue,
Systemwide, Refunding, Series A, 5.00%, 11/01/25	10,000,000	11,940,900
Systemwide, Series A, 5.00%, 11/01/26	11,000,000	13,362,470
California Statewide CDA, MFHR, 740 S. Olive Street Apartments, Series L, GNMA Secured, 4.25%,
7/20/24	3,540,000	3,837,962
California Statewide CDA Revenue,
Aldersly, Refunding, Series A, 4.50%, 5/15/25	1,155,000	1,337,051
Enloe Medical Center, Series A, California Mortgage Insured, 5.50%, 8/15/23	3,000,000	3,317,910
Henry Mayo Newhall Memorial, Refunding, Series A, AGMC Insured, 5.00%, 10/01/26	1,000,000	1,192,680
Henry Mayo Newhall Memorial, Refunding, Series A, AGMC Insured, 5.00%, 10/01/28	1,250,000	1,474,075
Lodi Memorial Hospital, Series A, California Mortgage Insured, 5.00%, 12/01/22	8,000,000	8,554,160
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 8/01/18	2,905,000	3,217,781
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 2/01/19	3,035,000	3,424,057
Methodist Hospital of Southern California Project, FHA Insured, ETM, 5.50%, 8/01/19	3,075,000	3,533,636
Poway RHF Housing, Series A, California Mortgage Insured, 5.00%, 11/15/28	500,000	599,160
The Redwoods Project, Refunding, California Mortgage Insured, 5.00%, 11/15/28	1,000,000	1,198,320
Sutter Health, Series A, 5.00%, 8/15/24	2,000,000	2,428,560
Sutter Health, Series A, 5.00%, 8/15/25	4,715,000	5,712,553
Sutter Health, Series A, 5.00%, 8/15/27	7,005,000	8,407,051
Temporary 40, American Baptist Homes of the West, Series B, Sub Series B-3, 2.10%, 10/01/19	1,000,000	1,000,630
Temporary 55, American Baptist Homes of the West, Series B, Sub Series B-2, 2.40%, 10/01/20	1,000,000	1,000,610
Temporary 70, American Baptist Homes of the West, Series B, Sub Series B-1, 2.75%, 10/01/21	3,000,000	3,002,280
California Statewide CDA Student Housing Revenue,
CHF-Irvine LLC, UCI East Campus Apartments, Phase II, Pre-Refunded, 6.00%, 5/15/23.	10,000,000	11,093,000
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/24	1,000,000	1,221,900
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/25	1,925,000	2,364,189
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/26	1,700,000	2,098,123
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/27	1,000,000	1,219,120
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/28	2,500,000	3,018,050
University of California Irvine, East Campus Apartments, CHF-Irvine LLC, Refunding, 5.00%,
5/15/29	2,000,000	2,392,860
Campbell USD, GO, Santa Clara County, Refunding, 5.00%, 8/01/28	3,235,000	4,053,423
Carson RDA,
Tax Allocation Housing, Series A, 5.00%, 10/01/22.	1,975,000	2,171,078
Tax Allocation Housing, Series A, 5.00%, 10/01/23.	2,135,000	2,341,284
Tax Allocation Housing, Series A, 5.00%, 10/01/24.	2,245,000	2,455,940

|10

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Carson RDA, (continued)
Tax Allocation Housing, Series A, 5.00%, 10/01/25.	$1,700,000	$1,849,991
Castaic Lake Water Agency Revenue COP, Water System Improvement Project, Capital Appreciation,
AMBAC Insured, zero cpn., 8/01/22	10,445,000	9,198,598
Chabot-Las Positas Community College District GO, Alameda and Contra Costa Counties, Refunding,
5.00%, 8/01/24	6,715,000	8,244,811
City of Sacramento Special Tax,
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/26	615,000	739,716
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/28	1,220,000	1,448,323
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/29	1,555,000	1,833,314
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/30	1,045,000	1,224,489
North Natomas CFD No. 4, Refunding, Series F, 5.00%, 9/01/31	1,800,000	2,099,502
Clovis USD, GO, Capital Appreciation, Election of 2004, Series A, NATL Insured, zero cpn., 8/01/17.	5,235,000	5,171,866
Clovis Wastewater Revenue, Refunding, BAM Insured, 5.00%, 8/01/28	1,200,000	1,410,972
Clovis Water Revenue,
Refunding, BAM Insured, 5.00%, 3/01/26	2,620,000	3,078,395
Refunding, BAM Insured, 5.00%, 3/01/27	1,000,000	1,169,380
Compton CRDA Tax Allocation, Redevelopment Project, second lien, Series A, 5.00%, 8/01/25	8,275,000	8,737,903
Conejo Valley USD, GO, Capital Appreciation, Election of 1998, Series C, AGMC Insured, zero cpn.,
8/01/17	2,500,000	2,472,450
Contra Costa Water District Water Revenue, Contra Costa County, Refunding, Series T, 5.00%, 10/01/26 .	3,400,000	4,243,846
Corona-Norco USD,
COP, Series A, AGMC Insured, 5.00%, 4/15/19	1,310,000	1,459,654
COP, Series A, AGMC Insured, 5.00%, 4/15/22	1,465,000	1,670,847
GO, Riverside County, Capital Appreciation, Election of 2006, Series E, zero cpn. to 7/31/21, 5.30%
thereafter, 8/01/25	4,645,000	4,561,297
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/24	1,565,000	1,839,532
PFA Special Tax Revenue, senior lien, Refunding, Series A, 5.00%, 9/01/25	1,000,000	1,165,090
Cupertino USD,
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/26	1,285,000	1,603,706
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/27	1,500,000	1,858,950
GO, Santa Clara County, Election of 2012, Series B, 5.00%, 8/01/28	1,000,000	1,236,690
GO, Santa Clara County, Pre-Refunded, 5.00%, 8/01/22	1,690,000	1,975,238
Del Mar Race Track Authority Revenue,
Refunding, 5.00%, 10/01/22	1,435,000	1,655,158
Refunding, 5.00%, 10/01/23	1,510,000	1,754,046
Refunding, 5.00%, 10/01/28	1,925,000	2,188,975
Refunding, 5.00%, 10/01/30	1,125,000	1,269,911
Desert Community College District GO,
Riverside and Imperial Counties, Refunding, 5.00%, 8/01/32	6,645,000	8,142,052
Riverside and Imperial Counties, Refunding, 5.00%, 8/01/34	19,710,000	23,919,859
Desert Sands USD,
COP, Financing Project, AGMC Insured, Pre-Refunded, 5.00%, 3/01/19	2,090,000	2,259,812
GO, Election of 2001, Pre-Refunded, 5.25%, 8/01/21	2,015,000	2,222,847
East Bay MUD Wastewater System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/25.	2,845,000	3,629,537
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/26.	3,650,000	4,713,865
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/27.	1,500,000	1,947,900
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29.	1,000,000	1,307,620
East Bay MUD Water System Revenue,
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/28.	10,000,000	12,564,900
Alameda and Contra Costa Counties, Refunding, Series A, 5.00%, 6/01/29.	5,000,000	6,244,350

|11

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
East Side UHSD Santa Clara County GO,
Refunding, AGMC Insured, 5.00%, 8/01/20	$2,800,000	$3,264,828
Refunding, AGMC Insured, 5.00%, 8/01/21	2,140,000	2,472,684
Refunding, AGMC Insured, 5.00%, 8/01/22	3,090,000	3,559,124
[a] Eastern Municipal Water District Water and Wastewater Revenue,
Subordinate, Refunding, Series A, 5.00%, 7/01/28	1,875,000	2,397,394
Subordinate, Refunding, Series A, 5.00%, 7/01/29	3,615,000	4,591,484
Subordinate, Refunding, Series A, 5.00%, 7/01/30	3,735,000	4,716,334
Subordinate, Refunding, Series A, 5.00%, 7/01/31	3,000,000	3,759,960
Subordinate, Refunding, Series A, 5.00%, 7/01/32	2,500,000	3,115,150
Subordinate, Refunding, Series A, 5.00%, 7/01/33	3,750,000	4,649,512
Subordinate, Refunding, Series A, 5.00%, 7/01/34	4,715,000	5,817,037
Subordinate, Refunding, Series A, 5.00%, 7/01/35	4,970,000	6,096,202
Subordinate, Refunding, Series A, 5.00%, 7/01/36	2,315,000	2,827,842
Eden Township Healthcare District COP, 5.00%, 6/01/18	1,505,000	1,556,245
Elk Grove Finance Authority Special Tax Revenue, BAM Insured, 5.00%, 9/01/30	1,130,000	1,333,264
Fairfax School District GO, Election of 2000, Series A, NATL Insured, 5.00%, 11/01/17	255,000	262,076
Folsom PFA Special Tax Revenue,
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/23	1,005,000	1,171,619
CFD No. 7, Refunding, Series A, AGMC Insured, 5.00%, 9/01/24	1,055,000	1,229,318
Refunding, Series A, 5.00%, 9/01/19	1,000,000	1,101,000
Refunding, Series A, 5.00%, 9/01/20	1,270,000	1,418,501
Refunding, Series A, 5.00%, 9/01/21	1,335,000	1,471,624
Refunding, Series A, 5.00%, 9/01/22	1,400,000	1,537,144
Foothill/Eastern Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, AGMC Insured, zero cpn. to 1/14/24, 5.30% thereafter,
1/15/29	19,895,000	16,957,105
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.70% thereafter, 1/15/25	2,500,000	1,947,925
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.80% thereafter, 1/15/26	3,760,000	2,971,566
Capital Appreciation, Refunding, Series A, zero cpn. to 1/14/24, 5.90% thereafter, 1/15/27	6,395,000	5,111,523
Foothill-De Anza Community College District GO,
Santa Clara County, Refunding, 5.00%, 8/01/27	1,250,000	1,585,700
Santa Clara County, Refunding, 5.00%, 8/01/28	2,500,000	3,156,750
Fullerton School District Financing Authority Special Tax Revenue,
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/27	1,000,000	1,181,370
senior lien, Refunding, Series A, AGMC Insured, 5.00%, 9/01/28	1,040,000	1,225,526
Golden State Tobacco Securitization Corp. Enhanced Tobacco Settlement Revenue, Asset-Backed,
Series A, 5.00%, 6/01/32	5,000,000	5,980,950
Imperial Community College District GO,
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/21	1,010,000	1,199,264
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/22	1,170,000	1,411,394
Imperial County, Refunding, AGMC Insured, 5.00%, 8/01/23	1,350,000	1,607,027
Independent Cities Finance Authority Mobile Home Park Revenue, San Juan Mobile Estates, Refunding,
5.00%, 8/15/30	1,575,000	1,868,533
Irvine Improvement Bond Act 1915 Special Assessment, Limited Obligation, Reassessment District No.
15-2, Refunding, 5.00%, 9/02/25	1,000,000	1,172,710
Irvine USD Financing Authority Special Tax,
Series A, 4.80%, 9/01/17.	1,325,000	1,342,530
Series A, 4.875%, 9/01/18	1,490,000	1,509,191
Series A, 5.00%, 9/01/20.	1,095,000	1,108,304

|12

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Jurupa PFA Special Tax Revenue,
Refunding, Series A, 5.00%, 9/01/26	$1,855,000	$2,202,163
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,220,650
Refunding, Series A, 5.00%, 9/01/27	1,000,000	1,194,480
Refunding, Series A, 5.00%, 9/01/28	1,275,000	1,545,402
Refunding, Series A, 5.00%, 9/01/28	1,025,000	1,214,031
Refunding, Series A, 5.00%, 9/01/29	530,000	638,343
Refunding, Series A, 5.00%, 9/01/29	1,155,000	1,359,631
Refunding, Series A, 5.00%, 9/01/30	1,510,000	1,770,717
Refunding, Series A, 5.00%, 9/01/31	1,190,000	1,385,874
Refunding, Series A, 5.00%, 9/01/32	2,505,000	2,906,176
Refunding, Series A, 5.00%, 9/01/33	2,635,000	3,047,667
Series A, AGMC Insured, 5.00%, 9/01/30	2,750,000	3,224,265
Series A, AGMC Insured, 5.00%, 9/01/33	5,000,000	5,759,850
Lake Elsinore PFA Local Agency Revenue, Refunding, 5.00%, 9/01/30	5,405,000	5,985,875
Lancaster RDA Tax Allocation, Combined Redevelopment Project Areas, 6.00%, 8/01/24	1,300,000	1,466,296
Lee Lake PFAR,
Special Tax, junior lien, Refunding, Series B, 5.00%, 9/01/27	1,760,000	1,899,867
Special Tax, junior lien, Refunding, Series B, 5.25%, 9/01/29	1,015,000	1,105,091
Long Beach Bond Finance Authority Natural Gas Purchase Revenue, Series A, 5.00%, 11/15/17	3,950,000	4,190,041
Long Beach Marina Revenue,
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/27.	1,285,000	1,536,025
Los Angeles County, Alamitos Bay Marina Project, 5.00%, 5/15/32.	1,250,000	1,450,138
Los Angeles Community College District GO, Refunding, Series A, 5.00%, 8/01/26	15,000,000	18,746,700
Los Angeles Convention and Exhibition Center Authority Lease Revenue, Series A, Pre-Refunded,
5.00%, 8/15/20	20,000,000	21,980,400
Los Angeles County MTA Proposition A First Tier Senior Sales Tax Revenue,
Refunding, Series A, 5.00%, 7/01/26	6,315,000	7,965,994
Refunding, Series A, 5.00%, 7/01/27	6,630,000	8,322,639
Los Angeles County MTA Sales Tax Revenue,
Proposition C, Refunding, Series B, 5.00%, 7/01/23	5,000,000	6,058,350
Proposition C, Senior, Refunding, Series A, 5.25%, 7/01/23	15,000,000	17,571,000
Los Angeles County Sanitation Districts Financing Authority Revenue, Capital Projects, Refunding, Series
A, 5.00%, 10/01/22	2,750,000	3,293,785
Los Angeles Department of Water and Power Revenue,
Power System, Refunding, Series A, 5.00%, 7/01/25	5,135,000	6,238,666
Power System, Refunding, Series A, 5.00%, 7/01/30	10,000,000	12,214,700
Power System, Refunding, Series C, 5.00%, 7/01/27	10,000,000	12,474,500
Power System, Series D, 5.00%, 7/01/26.	2,600,000	3,256,968
Power System, Series D, 5.00%, 7/01/27.	2,000,000	2,494,900
Power System, Series D, 5.00%, 7/01/28.	2,550,000	3,163,326
Los Angeles GO, Judgment Obligation, Series A, 5.00%, 6/01/18	5,650,000	6,157,313
Los Angeles USD,
COP, 5.00%, 12/01/20	3,830,000	4,485,121
GO, Election of 2002, Series D, 5.00%, 7/01/27	3,410,000	3,841,263
GO, Election of 2004, Series F, FGIC Insured, Pre-Refunded, 5.00%, 7/01/21	5,975,000	6,040,247
GO, Election of 2004, Series I, 5.00%, 7/01/18	5,000,000	5,475,550
GO, Refunding, Series A-1, 5.00%, 7/01/23	13,335,000	16,576,738
GO, Refunding, Series A-2, 5.00%, 7/01/21	5,000,000	5,975,900
Los Angeles Wastewater System Revenue,
Subordinate, Refunding, Series A, 5.00%, 6/01/27	9,145,000	11,128,733
Subordinate, Refunding, Series B, 5.00%, 6/01/28	11,700,000	14,068,548

|13

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Manteca USD Special Tax,
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/22	$1,000,000	$1,192,100
CFD No. 1989-2, Series F, AGMC Insured, 5.00%, 9/01/26	1,280,000	1,510,246
Marina Joint Powers Financing Authority MFHR,
Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured, 3.90%, 11/15/36	3,440,000	3,475,707
Abrams B Apartments Financing, Mandatory Put 11/15/16, FNMA Insured, 3.95%, 11/15/36	1,205,000	1,217,930
Martinez USD, GO, Contra Costa County, Election of 2010, 5.375%, 8/01/26	5,000,000	6,357,950
Menifee USD, PFA Special Tax Revenue, Refunding, Series A, 5.00%, 9/01/25.	1,200,000	1,432,272
The Metropolitan Water District of Southern California Revenue, Authorization, Series A, 5.00%, 7/01/28 .	8,000,000	10,061,200
The Metropolitan Water District of Southern California Water Revenue,
Refunding, Series C, 5.00%, 10/01/26	8,010,000	9,593,897
Refunding, Series E, 5.00%, 7/01/22	23,900,000	29,278,695
Refunding, Series E, 5.00%, 7/01/23	20,000,000	24,955,400
Refunding, Series E, 5.00%, 7/01/24	1,110,000	1,408,046
Montebello USD,
GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/18	1,455,000	1,408,295
GO, Capital Appreciation, NATL Insured, zero cpn., 8/01/19	1,480,000	1,405,526
Moreno Valley USD, GO, Riverside County, Capital Appreciation, Refunding, NATL Insured, zero cpn.,
8/01/24	7,500,000	6,215,550
Mount Diablo USD, GO, Contra Costa County, Election of 2002, Refunding, Series B-2, 5.00%, 7/01/27	3,200,000	3,843,488
Mount San Antonio Community College District GO, Los Angeles County, Capital Appreciation, Election of
2008, Series A, zero cpn. to 8/01/23, 5.875% thereafter, 8/01/28	6,000,000	5,703,480
Murrieta PFA Special Tax Revenue,
Refunding, 5.00%, 9/01/20	1,225,000	1,387,509
Refunding, 5.00%, 9/01/22	1,495,000	1,759,436
Refunding, 5.00%, 9/01/24	1,810,000	2,106,514
Refunding, 5.00%, 9/01/25	1,000,000	1,157,360
Napa Valley USD, GO, Refunding, Series A, 5.00%, 8/01/30	1,000,000	1,254,110
New Haven USD,
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/22	11,750,000	10,289,827
GO, Alameda County, Capital Appreciation, Refunding, AGMC Insured, zero cpn., 8/01/23	3,200,000	2,694,880
Northern California Power Agency Revenue,
Geothermal Project No. 3, Series A, 5.00%, 7/01/23	2,000,000	2,234,600
Geothermal Project No. 3, Series A, 5.25%, 7/01/24	2,000,000	2,248,360
Northern California Transmission Agency Revenue,
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/27	1,200,000	1,521,912
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/28	1,000,000	1,259,950
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/29	1,500,000	1,877,565
California-Oregon Project, Refunding, Series A, 5.00%, 5/01/30	1,245,000	1,549,465
Oakland USD Alameda County GO, Election of 2006, Series A, 6.50%, 8/01/23	2,200,000	2,553,584
Oxnard Financing Authority Local Obligation Special Assessment, senior lien, Special District Bond
Refinancings, Refunding, Series A, 5.00%, 9/02/26	1,025,000	1,205,697
Palm Desert Financing Authority Tax Allocation Revenue, Project Area No. 1, As Amended, Series A,
NATL Insured, 5.00%, 4/01/23	7,690,000	7,812,655
Palo Alto 1915 Act Special Assessment,
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD,
5.00%, 9/02/28	1,000,000	1,128,210
Refunding and Improvement, Limited Obligation, University Avenue Area Off-Street Parking AD,
5.00%, 9/02/29	1,280,000	1,438,528

|14

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Palo Verde Community College District COP,
AMBAC Insured, 5.00%, 1/01/22	$1,015,000	$1,038,365
AMBAC Insured, 5.00%, 1/01/23	1,065,000	1,089,495
AMBAC Insured, 5.00%, 1/01/24	1,070,000	1,094,599
Pomona RDA Tax Allocation, Mountain Meadows Redevelopment Project, Refunding, Series X, 5.35%,
12/01/16	350,000	357,011
Poway USD,
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/31	1,700,000	1,954,796
PFA Special Tax Revenue, BAM Insured, 5.00%, 10/01/32	1,850,000	2,116,529
Rancho Mirage Joint Powers Financing Authority Revenue,
Eisenhower Medical Center, Series A, 5.00%, 7/01/16	1,420,000	1,433,291
Eisenhower Medical Center, Series A, 5.00%, 7/01/21	1,695,000	1,766,224
Redlands USD, GO, Election of 2002, AGMC Insured, 5.00%, 7/01/19.	1,000,000	1,003,370
Richmond Joint Powers Financing Authority Lease Revenue,
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/19	2,010,000	2,251,019
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/20	2,315,000	2,590,184
Civic Center Project, Refunding, Assured Guaranty, 5.00%, 8/01/21	2,050,000	2,293,683
Riverside Community College District GO, Riverside and San Bernardino Counties, Refunding, Series A,
5.00%, 8/01/27	3,550,000	4,377,966
Riverside County RDA Tax Allocation,
Desert Communities Redevelopment Project Area, second lien, Series D, 6.50%, 12/01/21	830,000	915,938
Desert Communities Redevelopment Project Area, second lien, Series D, 6.75%, 12/01/26	1,025,000	1,249,147
Jurupa Valley Redevelopment Project Area, Series B, 6.50%, 10/01/25.	1,225,000	1,464,451
Riverside County Transportation Commission Sales Tax Revenue,
Refunding, Series A, 5.25%, 6/01/25	3,500,000	4,357,745
Refunding, Series A, 5.25%, 6/01/27	4,000,000	4,949,800
Riverside Sewer Revenue,
Refunding, Series A, 5.00%, 8/01/28	3,870,000	4,731,230
Refunding, Series A, 5.00%, 8/01/29	4,670,000	5,665,644
The Romoland School District Special Tax,
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/27	1,000,000	1,169,970
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/28	1,960,000	2,275,638
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/29	2,130,000	2,456,039
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/30	2,310,000	2,649,385
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/31	2,495,000	2,841,980
CFD No. 2004-1, Heritage Lake, Improvement Area Nos. 1 and 2, Refunding, 5.00%, 9/01/32	2,690,000	3,043,170
Sacramento City Financing Authority Special Tax Revenue, Westlake and Regency Park, Refunding,
Series A, AGMC Insured, 5.00%, 9/01/21	1,305,000	1,519,164
Sacramento County COP,
Refunding, 5.375%, 2/01/23	3,400,000	3,785,628
Refunding, 5.50%, 2/01/25	3,770,000	4,216,217
Sacramento County Sanitation Districts Financing Authority Revenue, Sacramento Regional County
Sanitation District, Refunding, Series A, 5.00%, 12/01/29	2,000,000	2,437,620
Sacramento County Special Tax, CFD No. 1, Improvement Area No. 1, Laguna Creek Ranch/Elliott
Ranch, Refunding, 5.00%, 9/01/20	1,510,000	1,693,450
Sacramento MUD Electric Revenue, Refunding, Series X, 5.00%, 8/15/25	10,000,000	11,950,000
San Bernardino County COP, Arrowhead Project, Refunding, Series A, 5.25%, 8/01/26	15,000,000	16,816,050
San Bernardino County Transportation Authority Revenue,
Sales Tax Revenue, Series A, 5.00%, 3/01/30	2,685,000	3,232,069
Sales Tax Revenue, Series A, 5.00%, 3/01/31	5,090,000	6,098,482
San Diego Public Facilities Financing Authority Lease Revenue, Master Refunding Project, Series A,
5.00%, 9/01/26	8,000,000	9,222,480

|15

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
San Diego RDA Tax Allocation Revenue, Naval Training Center Redevelopment Project, Series A, 5.00%,
9/01/25	$1,000,000	$1,105,850
San Francisco BART District GO,
Election of 2004, Refunding, Series D, 5.00%, 8/01/32	5,000,000	6,178,750
Election of 2004, Series C, 5.00%, 8/01/27	2,640,000	3,249,629
Election of 2004, Series C, 5.00%, 8/01/28	3,500,000	4,302,795
San Francisco City and County Airport Commission International Airport Revenue,
Issue 34D, Second Series, Series A, Pre-Refunded, 5.25%, 5/01/26.	5,425,000	5,929,525
Refunding, Second Series, Series A, 5.00%, 5/01/26	7,500,000	9,653,850
Refunding, Second Series, Series G, 5.00%,	4,970,000	5,910,125
San Francisco City and County COP, Multiple Capital Improvement Projects, Series A, 5.00%, 4/01/24	8,400,000	9,358,020
San Francisco City and County GO, Clean and Safe Neighborhood Parks, Series B, 4.75%, 6/15/19	2,610,000	2,931,839
San Francisco City and County Public Utilities Commission Water Revenue, Refunding, Series A, 5.00%,
11/01/28	5,000,000	6,210,650
San Francisco City and County RDA Hotel Occupancy Revenue, Refunding, AGMC Insured, 5.00%,
6/01/24	10,275,000	12,008,084
San Francisco City and County RDA Successor Agency Tax Allocation,
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/30	1,080,000	1,218,478
Mission Bay South Redevelopment Project, Series A, 5.00%, 8/01/34	1,110,000	1,233,488
San Francisco City and County Redevelopment Financing Authority Tax Allocation,
Mission Bay North Redevelopment, Series C, 5.875%, 8/01/25	1,000,000	1,142,590
Mission Bay South Redevelopment, Series D, 5.50%, 8/01/19	1,030,000	1,147,039
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/21	1,000,000	1,132,810
Mission Bay South Redevelopment, Series D, 6.25%, 8/01/23	1,000,000	1,130,750
Mission Bay South Redevelopment, Series D, 6.00%, 8/01/25	1,465,000	1,641,855
Mission Bay South Redevelopment, Series D, 6.125%, 8/01/26	1,550,000	1,741,704
San Francisco City and County Redevelopment Financing Authority Tax Allocation Revenue, San
Francisco Redevelopment Projects, Series B, 6.125%, 8/01/26	1,000,000	1,195,300
San Joaquin Hills Transportation Corridor Agency Toll Road Revenue,
Capital Appreciation, Refunding, Series A, NATL Insured, zero cpn., 1/15/26	19,000,000	13,301,710
senior lien, Refunding, Series A, 5.00%, 1/15/29	10,000,000	11,441,600
San Jose RDA Tax Allocation,
Merged Area Redevelopment Project, Refunding, Series D, AMBAC Insured, 5.00%, 8/01/23	13,000,000	13,652,860
Merged Area Redevelopment Project, Series B, XLCA Insured, 5.00%, 8/01/26	8,000,000	8,205,600
San Jose USD Santa Clara County GO, Refunding, 5.00%, 8/01/29	7,400,000	9,201,012
San Luis and Delta-Mendota Water Authority Revenue, DHCCP Development Project, Refunding, Series
A, BAM Insured, 5.00%, 3/01/29	1,000,000	1,168,680
San Mateo County Transit District Revenue,
Refunding, Series A, 5.00%, 6/01/28	3,000,000	3,780,930
Refunding, Series A, 5.00%, 6/01/29	4,300,000	5,386,481
Refunding, Series A, 5.00%, 6/01/30	5,000,000	6,230,150
San Ysidro School District COP,
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/29.	1,100,000	1,301,861
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/31.	1,000,000	1,169,070
San Diego County, Refunding, BAM Insured, 5.00%, 9/01/33.	1,050,000	1,214,441
Sanger Financing Authority Wastewater Revenue, Fresno County, Refunding, AGMC Insured, 5.00%,
6/15/34	7,000,000	8,125,390
Sanger USD,
GO, Fresno County, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/19	1,325,000	1,370,978
GO, Fresno County, Election of 2006, Series A, AGMC Insured, Pre-Refunded, 5.00%, 8/01/20	1,510,000	1,562,397
Santa Ana Community RDA Tax Allocation, Merged Project Area, Refunding, Series A, 6.00%, 9/01/22	5,000,000	6,052,300
Santa Ana USD, GO, Election of 2008, Series A, 5.25%, 8/01/25	2,000,000	2,192,180

|16

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
California (continued)
Santa Cruz County RDA Tax Allocation, Refunding, Series A, BAM Insured, 5.00%, 9/01/29	$4,475,000	$5,399,087
Sonoma CDA Successor Agency Tax Allocation,
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/29	1,000,000	1,213,960
Sonoma Redevelopment Project, Subordinate, Refunding, NATL Insured, 5.00%, 6/01/33	1,200,000	1,422,576
Sonoma-Marin Area Rail Transit District Measure Q Sales Tax Revenue,
Series A, 5.00%, 3/01/25.	15,410,000	18,601,873
Series A, 5.00%, 3/01/27.	11,945,000	14,359,084
South Bayside Waste Management Authority Solid Waste Enterprise Revenue, Shoreway Environmental
Center, Series A, 5.25%, 9/01/24	3,500,000	3,971,590
Southern California Public Power Authority Gas Project Revenue, Project No. 1, Series A, 5.25%,
11/01/19	2,500,000	2,818,350
Southern California Public Power Authority Revenue,
Canyon Power Project, Refunding, Series A, 5.00%, 7/01/19	1,500,000	1,699,470
Southern Transmission Project, Subordinate, Refunding, Series C, 5.00%, 7/01/26	5,000,000	6,233,350
Tulare County Board of Education COP, Capital Improvement Projects, BAM Insured, 5.00%, 5/01/28	1,040,000	1,209,031
Tuolumne Wind Project Authority Revenue, Tuolumne Co. Project, Series A, 5.25%, 1/01/24	5,000,000	5,535,350
Tustin CFD No. 06-1 Special Tax,
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/30	1,000,000	1,179,880
Tustin Legacy, Columbus Villages, Refunding, Series A, 5.00%, 9/01/32	1,565,000	1,817,028
Tustin CRDA Tax Allocation,
Orange County, Housing, AGMC Insured, 5.00%, 9/01/24	1,000,000	1,149,120
Orange County, Housing, AGMC Insured, 5.00%, 9/01/25	1,000,000	1,148,660
University of California Revenue,
General, Series AM, 5.00%, 5/15/27	3,000,000	3,708,660
General, Series AM, 5.00%, 5/15/28	1,835,000	2,259,142
General, Series U, 5.00%, 5/15/19	4,060,000	4,582,887
Series S, 5.00%, 5/15/19.	8,125,000	8,928,644
Series S, Pre-Refunded, 5.00%, 5/15/19	20,000	21,943
Washington Township Health Care District Revenue, Series A, 5.00%, 7/01/25	3,035,000	3,320,351
West Kern Community College District COP,
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/20.	1,015,000	1,061,792
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/21.	1,065,000	1,114,097
AMBAC Insured, Pre-Refunded, 5.00%, 11/01/22.	1,115,000	1,166,402
AMBAC Insured, Pre-Refunded, 5.125%, 11/01/23	1,170,000	1,224,768
AMBAC Insured, Pre-Refunded, 5.125%, 11/01/24	1,230,000	1,287,576
Whittier UHSD,
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/24	7,755,000	5,604,073
GO, Los Angeles County, Capital Appreciation, Election of 2008, Refunding, zero cpn., 8/01/26	10,045,000	6,366,220
Yorba Linda RDA Tax Allocation, sub. lien, Redevelopment Project, Series A, 6.00%, 9/01/26.	1,435,000	1,733,408
		1,669,490,062

U.S. Territories 2.3%
Guam 0.4%
Guam Government Limited Obligation Revenue, Section 30, Series A, 5.25%, 12/01/17	2,305,000	2,453,603
Guam Power Authority Revenue,
Refunding, Series A, AGMC Insured, 5.00%, 10/01/21	2,000,000	2,334,740
Refunding, Series A, AGMC Insured, 5.00%, 10/01/22	2,000,000	2,378,120
		7,166,463

|17

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Intermediate-Term Tax-Free Income Fund (continued)
	Principal
	Amount	Value

Municipal Bonds (continued)
U.S. Territories (continued)
Puerto Rico 1.9%
Puerto Rico Commonwealth GO, Public Improvement, AGMC Insured, 5.25%, 7/01/16	$2,500,000	$2,523,925
Puerto Rico Electric Power Authority Power Revenue,
Refunding, Series UU, AGMC Insured, 5.00%, 7/01/23	5,000,000	5,050,850
Series RR, NATL Insured, 5.00%, 7/01/21	5,000,000	5,061,700
Series WW, 5.375%, 7/01/23	5,000,000	3,112,500
Puerto Rico Infrastructure Financing Authority Revenue, Ports Authority Project, Series B, 5.25%,
12/15/26	5,000,000	1,675,000
Puerto Rico PBA Guaranteed Revenue, Government Facilities, Refunding, Series M-3, NATL Insured,
6.00%, 7/01/23	11,645,000	12,164,018
Puerto Rico Sales Tax FICO Sales Tax Revenue, first subordinate, Series A, 5.00%, 8/01/24	10,000,000	4,200,000
		33,787,993
Total U.S. Territories		40,954,456
Total Municipal Bonds (Cost $1,594,294,290) 98.0%.		1,710,444,518
Other Assets, less Liabilities 2.0%.		34,169,946
Net Assets 100.0%		$1,744,614,464

See Abbreviations on page 23.

[a]Security purchased on a when-issued basis.

|18

FRANKLIN CALIFORNIA TAX-FREE TRUST

Statement of Investments, March 31, 2016 (unaudited)

Franklin California Ultra-Short Tax-Free Income Fund

	Principal
	Amount	Value

Municipal Bonds 99.2%
California 99.2%
[a] California Infrastructure and Economic Development Bank Revenue, Los Angeles Special Project, Series A,
Weekly VRDN and Put, 0.43%, 7/01/33	$2,500,000	$2,500,000
[a] California PCFA,
PCR, Exxon Mobil Project, Refunding, Series 2000, Daily VRDN and Put, 0.34%, 4/01/17	2,500,000	2,500,000
PCR, Pacific Gas and Electric Co., Refunding, Series F, Daily VRDN and Put, 0.45%, 11/01/26	2,500,000	2,500,000
[a] California State Educational Facilities Authority Revenue,
Various, California Institute of Technology, Series B, Weekly VRDN and Put, 0.47%, 10/01/36	2,500,000	2,500,000
Various, Stanford University, Refunding, Series L, Weekly VRDN and Put, 0.39%, 10/01/22	2,500,000	2,500,000
[a] California State GO, Series A, Sub Series A-2, Daily VRDN and Put, 0.32%, 5/01/33	2,000,000	2,000,000
[a] California State Health Facilities Financing Authority Revenue,
Children’s Hospital of Orange County, Series D, Weekly VRDN and Put, 0.38%, 11/01/34	2,500,000	2,500,000
Health Facility, Catholic Healthcare West, Series B, Weekly VRDN and Put, 0.45%, 3/01/47.	2,500,000	2,500,000
St. Joseph Health System, Refunding, Series B, Daily VRDN and Put, 0.37%, 7/01/41	2,500,000	2,500,000
[a] California State HFAR, MFH III, Series A, Weekly VRDN and Put, 0.50%, 8/01/40	2,000,000	2,000,000
[a] California State Municipal Finance Authority Revenue, Chevron USA Inc. Project, Recovery Zone Bonds,
Series B, Daily VRDN and Put, 0.34%, 11/01/35	2,500,000	2,500,000
[a] California Statewide CDA Revenue, John Muir Health, Refunding, Series C, Daily VRDN and Put, 0.36%,
8/15/27	2,500,000	2,500,000
[a] Calleguas-Las Virgenes PFAR, Municipal Water District Project, Refunding, Series A, Weekly VRDN and
Put, 0.40%, 7/01/37.	2,000,000	2,000,000
[a] East Bay MUD Water System Revenue, Alameda and Contra Costa Counties, Refunding, Series A-1,
Weekly VRDN and Put, 0.35%, 6/01/38	1,400,000	1,400,000
[a] Irvine Ranch Water District GO, ID, Consolidated, Series B, Daily VRDN and Put, 0.32%, 10/01/41	2,500,000	2,500,000
[a] Los Angeles County Housing Authority MFHR, Malibu Meadows Project, Refunding, Series B, FNMA
Insured, Weekly VRDN and Put, 0.39%, 4/15/28.	2,500,000	2,500,000
Los Angeles County Revenue, TRAN, 5.00%, 6/30/16	2,000,000	2,022,380
[a] Los Angeles Department of Water and Power Revenue,
Refunding, Series B, Sub Series B-2, Weekly VRDN and Put, 0.40%, 7/01/34	2,500,000	2,500,000
Water System, Series B, Sub Series B-2, Daily VRDN and Put, 0.32%, 7/01/35	2,500,000	2,500,000
Los Angeles GO, TRAN, 2.00%, 6/30/16	2,000,000	2,007,480
[a] The Metropolitan Water District of Southern California Water Revenue, Refunding, Series D, Weekly VRDN
and Put, 0.39%, 7/01/35	2,500,000	2,500,000
[a] Sacramento MUD Electric Revenue, sub. bond, Refunding, Series K, Weekly VRDN and Put, 0.48%,
8/15/28	2,500,000	2,500,000
[a] San Diego County Regional Transportation Commission Sales Tax Revenue, Refunding, Series D, Weekly
VRDN and Put, 0.40%, 4/01/38	2,500,000	2,500,000
[a] San Francisco City and County Finance Corp. Revenue, Moscone Center, Refunding, Series 1, Weekly
VRDN and Put, 0.39%, 4/01/30	2,000,000	2,000,000
[a] Santa Clara County Financing Authority Lease Revenue, Valley Medical Center Facilities Replacement
Project, Series B, Weekly VRDN and Put, 0.42%, 11/15/25	2,500,000	2,500,000
[a] Santa Clara Valley Transportation Authority Sales Tax Revenue, Refunding, Series A, Weekly VRDN and
Put, 0.38%, 6/01/26.	2,500,000	2,500,000

Quarterly Statement of Investments | See Notes to Statements of Investments. | 19

FRANKLIN CALIFORNIA TAX-FREE TRUST
STATEMENT OF INVESTMENTS

Franklin California Ultra-Short Tax-Free Income Fund (continued)
	Principal
	Amount	Value
Municipal Bonds (continued)
California (continued)
[a] University of California Revenue, General, Series AL-1, Weekly VRDN and Put, 0.38%, 5/15/48	$2,500,000	$2,500,000
Total Municipal Bonds (Cost $63,431,696) 99.2%		63,429,860
Other Assets, less Liabilities 0.8%		518,263
Net Assets 100.0%		$63,948,123

See Abbreviations on page 23.

aVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

|20

FRANKLIN CALIFORNIA TAX-FREE TRUST

Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin California Tax-Free Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

Effective March 18, 2016, Franklin California Tax-Exempt Money Fund reorganized with and into Franklin California Ultra-Short Tax-Free Income Fund, a new fund created for the purpose of the reorganization.

2. FINANCIAL INSTRUMENT VALUATION

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Funds calculate the net asset value per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Funds’ valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|21

FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

3. INCOME TAXES

At March 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

		Franklin
	Franklin	California	Franklin
	California	Intermediate-Term	California
	Insured Tax-Free	Tax-Free Ultra-Short Tax-Free
	Income Fund	Income Fund	Income Fund

Cost of investments	$1,462,635,342	$1,593,959,251	$ 63,431,696

Unrealized appreciation	$216,022,486	$127,822,184	$—
Unrealized depreciation	(91,452)	(11,336,917)	(1,836)

Net unrealized appreciation (depreciation)	$215,931,034	$116,485,267	$(1,836)

4. CONCENTRATION OF RISK

Certain or all Funds invest a large percentage of their total assets in obligations of issuers within California and U.S. territories. Such concentration may subject the Funds to risks associated with industrial or regional matters, and economic, political or legal developments occurring within California and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Funds to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

5. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At March 31, 2016, all of the Funds’ investments in financial instruments carried at fair value were valued using Level 2 inputs.

6. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

For additional information on the Funds’ significant accounting policies, please refer to the Funds’ most recent semiannual or annual shareholder report.

|22

FRANKLIN CALIFORNIA TAX-FREE TRUST
NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

ABBREVIATIONS

Selected Portfolio
1915 Act	Improvement Bond Act of 1915	HFAR	Housing Finance Authority Revenue
ABAG	The Association of Bay Area Governments	ID	Improvement District
AD	Assessment District	MFH	Multi-Family Housing
AGMC	Assured Guaranty Municipal Corp.	MFHR	Multi-Family Housing Revenue
AMBAC	American Municipal Bond Assurance Corp.	MTA	Metropolitan Transit Authority
BAM	Build America Mutual Assurance Co.	MUD	Municipal Utility District
BART	Bay Area Rapid Transit	NATL	National Public Financial Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corp.	PBA	Public Building Authority
CDA	Community Development Authority/Agency	PCFA	Pollution Control Financing Authority
CFD	Community Facilities District	PCR	Pollution Control Revenue
COP	Certificate of Participation	PFA	Public Financing Authority
CRDA	Community Redevelopment Authority/Agency	PFAR	Public Financing Authority Revenue
ETM	Escrow to Maturity	RDA	Redevelopment Agency/Authority
FGIC	Financial Guaranty Insurance Co.	SFMR	Single Family Mortgage Revenue
FHA	Federal Housing Authority/Agency	TRAN	Tax and Revenue Anticipation Note
FICO	Financing Corp.	UHSD	Unified/Union High School District
FNMA	Federal National Mortgage Association	USD	Unified/Union School District
GNMA	Government National Mortgage Association	XLCA	XL Capital Assurance
GO	General Obligation

|23

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN CALIFORNIA TAX-FREE TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  May 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  May 26, 2016